Related Parties (Tables)	9 Months Ended
Sep. 30, 2025
Related Parties [Abstract]
Schedule of Transactions with Related Parties and their Affiliates

The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the nine-month period ended September 30:

	2025			2024
	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control
Service costs	—	(15)	—	—	(5)
Selling, general and administrative expenses	—	—	(1)	—	—
Finance costs	(3)	(32)	—	(1)	(28)
Depreciation charge of right-of-use asset	—	(26)	—	—	(21)
Other operating income	—	2	—	—	1
Other operating expenses	(36)	—	—	(3)	(1)
Finance income	14	—	—	16	—
Total	(25)	(71)	(1)	12	(54)

The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the three-month period ended September 30:

	2025			2024
	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control
Service costs	—	(8)	—	—	—
Selling, general and administrative expenses	—	—	(1)	—	—
Finance costs	(2)	(2)	—	(1)	(10)
Depreciation charge of right-of-use asset	—	(1)	—	—	(7)
Other operating income	—	1	—	—	1
Other operating expenses	(14)	—	—	(1)	1
Finance income	6	—	—	6	—
Total	(10)	(10)	(1)	4	(15)

The following table provides the total balance of accounts with related parties and their affiliates at the end of the relevant period:

	September 30, 2025		December 31, 2024
	Ultimate and Immediate parent	Entities under common control	Ultimate and Immediate parent	Entities under common control
Right-of-use assets - LLC “Ukraine Tower Company”	—	199	—	169
Financial assets - VEON Amsterdam B.V.	—	—	363	—
Indemnity receivable from VEON Amsterdam B.V.	39	—	—	—
Other receivables from VEON Amsterdam B.V.	9	—	—	—
Financial assets - VEON Ltd.	—	—	8	—
	48	199	371	169

Trade and other payables - LLC “Ukraine Tower Company”	—	(7)	—	(6)
Trade and other payables - VEON Ltd.	(14)	—	(8)	—
Lease liabilities - LLC “Ukraine Tower Company”	—	(234)	—	(195)
Loan Note Payable - VEON Amsterdam B.V.	(56)	—	—	—
Financial liabilities payable to LLC “Ukraine Tower Company”	—	(5)	—	—
Other current liabilities - VEON Ltd.	(28)	—	—	—
	(98)	(246)	(8)	(201)